Disposal of pulp mills - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment	$ 15	$ 209
Hinton pulp mill
Disclosure of analysis of single amount of discontinued operations [line items]
Reversal of impairment loss recognised in profit or loss	(1)
Impairment		121
Quesnel River Pul Mill and Slave Lake Pulp Mill
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment	$ 4	$ 20